Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	23 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	35 Months Ended	36 Months Ended	40 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 18, 2023	Feb. 08, 2023	Jul. 09, 2019	May 31, 2016	May 31, 2023	May 31, 2024	May 31, 2020	May 31, 2026	May 31, 2017	May 31, 2024	May 31, 2025	May 31, 2021	May 31, 2018	May 31, 2025	May 31, 2026	May 31, 2022	May 31, 2019	May 31, 2026	May 31, 2023	May 31, 2020	May 31, 2024	May 31, 2021	May 31, 2025	May 31, 2022	May 31, 2026	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000106430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class R6/JSNWX)
Accumulated Value				$ 1,000,000					$ 1,033,873.22				$ 1,033,412.464061				$ 1,076,085.753985			$ 1,129,116.87407		$ 1,226,370.341276		$ 1,137,995.237041		$ 1,130,878.522087	$ 1,177,972.951657	$ 1,253,084.123432	$ 1,325,475.382192
C000078713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class R5/JSNVX)
Accumulated Value				10,000					10,331.9048				10,321.986275				10,742.96993			11,266.81401		12,231.924453		11,325.871559		11,268.19116	11,731.624255	12,452.239158	13,187.727302
C000078712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class R4/JSNFX)
Accumulated Value				10,000					10,311.1825				10,281.302652				10,679.339789			11,178.369318		12,110.118594		11,192.599213		11,094.897	11,528.135642	12,232.73241	12,929.000945
C000113489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class R2/JSNSX)
Accumulated Value				10,000					10,285.5792				10,229.582038				10,599.168551			11,067.062275		11,960.678084		11,024.833127		10,920.085967	11,318.234704	11,959.907307	12,609.328839
C000001866 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class I/JSTIX)
Accumulated Value				250,000					258,182.635				257,397.968918				268,147.592779			280,608.34706		304,482.906498		282,196.243619		280,111.504759	291,950.504342	309,696.131847	327,809.880769
C000001865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class C/JSTCX)
Accumulated Value				10,000					10,223.5225				10,108.732176				10,411.359515			10,803.768861		11,604.172019		10,633.532347		10,468.659534	10,765.59186	11,326.130498	11,869.369772
C000001863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Income Fund (Class A/JHFIX)
Accumulated Value				9,600					9,883.334304				9,841.02039				10,206.676394			10,665.601838		11,536.645648		10,646.140738		10,554.939189	10,930.328979	11,579.919305	12,220.335857
C000212730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)
Accumulated Value			$ 10,000				$ 10,373.8283					$ 11,109.339573				$ 10,049.270727			$ 10,068.338314		$ 10,787.425178		$ 11,522.819271		$ 12,334.472142
C000212731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)
Accumulated Value			10,000				9,638.0097					11,053.981654				10,393.424561			10,253.373997		11,482.979421		12,336.764778		13,263.913116
C000212732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)
Accumulated Value			10,000				10,237.3293					10,751.020978				10,108.362788			10,196.555524		10,873.178352		11,682.649946		12,227.757252
C000238026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)
Accumulated Value		$ 10,000			$ 9,970.505					$ 10,841.066184				$ 10,948.222426				$ 11,745.870608
C000247081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX)
Accumulated Value	$ 10,000					$ 9,823.9645					$ 10,378.86249				$ 10,998.041555
Bloomberg U S Aggregate Bond C000106430 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					1,015,783.92				1,011,978.509016				1,076,750.841152			1,178,132.876511		1,173,363.075966		1,076,888.682781		1,053,813.047473	1,067,570.90349	1,125,848.638298	1,183,641.691346
Bloomberg U S Aggregate Bond C000001866 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000					253,945.98				252,994.627254				269,187.710288			294,533.219128		293,340.768992		269,222.170696		263,453.261869	266,892.725873	281,462.159575	295,910.422837
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		10,000	$ 10,000		$ 9,919.4259	10,811.4019		$ 10,157.8392		$ 10,460.918432	10,767.63075	$ 10,119.78509		$ 10,997.907503	9,882.311735	$ 10,767.508411		9,670.552966	$ 11,781.328765	9,796.805033	$ 11,733.63076	10,331.603803	$ 10,768.886828	10,861.954781	$ 10,538.130475	$ 10,675.709035	$ 11,258.486383	$ 11,836.416913
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value		10,000			9,900.1086					10,164.719891				10,370.827477				11,062.774583
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate Bond Index
Accumulated Value			10,000				10,735.0264					11,125.693226				9,982.051845			9,812.468563		10,244.345527		10,819.399468		11,478.744491
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. High Yield Index
Accumulated Value			10,000				9,778.3931					11,262.279116				10,699.225413			10,681.512417		11,874.651454		12,976.139967		13,942.088627
Bloomberg U S Securitized MBS ABS CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Securitized MBS ABS CMBS Index
Accumulated Value			$ 10,000				$ 10,561.1777					$ 10,547.881283				$ 9,748.634354			$ 9,498.196324		$ 9,570.666612		$ 10,142.162603		$ 10,822.473819
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg High Yield Municipal Bond Index
Accumulated Value		$ 10,000			$ 9,820.0531					$ 10,624.146937				$ 11,010.742645				$ 11,694.819606